UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Dryden California Municipal Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	8/31/2006

Date of reporting period:	5/31/2006

Item 1. Schedule of Investments

Dryden California Municipal Fund / California Series

Schedule of Investments

as of May 31, 2006 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 99.2%
Municipal Bonds

Abag. Fin. Auth. Rev., Schs. of Sacred Heart, Ser. A	Baa3	6.45%	6/01/30	$1,500	$1,590,285
Antelope Valley Health Care Dist. Rev., Ser. A, F.S.A.	Aaa	5.20	1/01/17	1,000	1,038,460
Baldwin Park Uni. Sch. Dis. G.O., Election of 2002, F.S.A.(c)	Aaa	5.00	8/01/12	1,065	1,145,919
Bay Area Toll Auth. Calif. Toll Brdg. Rev., San Francisco Bay Area, Ser. F	Aa3	5.00	4/01/31	750	774,668
California Hlth. Facs. Fin. Auth. Rev. Ref.,
Catholic Healthcare West, Ser. G.	A3	5.00	7/01/09	250	258,055
Cedars Sinai Med. Ctr.	A3	5.00	11/15/21	1,000	1,026,740
California St. Hsg. Fin. Agy. Rev., Sngl. Fam. Mtge., Ser. A, C.A.B.S.	Aa2	Zero	2/01/15	8,420	4,241,659
California St. Pub. Works Brd. Lease Rev. Ref.,
Dept. Corrections & Rehab, Ser. J	A2	5.00	1/01/21	1,000	1,033,030
Dept. Gen. Srvcs. Lease Rev.	A2	5.25	6/01/28	250	259,408
Dept. Mental Hlth. Coalinga, Ser. A, Lease Rev.	A2	5.50	6/01/18	1,970	2,138,317
Various Univ. of California Projs., Ser. D	Aa2	5.00	5/01/20	1,000	1,044,570
California St.
G.O., M.B.I.A.	Aaa	5.25	2/01/27	1,500	1,576,245
Pre-refunded(c)	A1	5.50	4/01/14	205	227,091
Unrefunded, G.O.	A1	5.50	4/01/30	1,795	1,941,813
Var. Purp. G.O.	A1	5.00	3/01/27	1,000	1,029,490
California Statewide Cmntys. Dev. Auth. Rev., Ref. Chf. Irvine LLC, U.C.I. East	Baa3	5.00	5/15/32	500	509,415
California Statewide Cmntys. Dev. Auth. Rev., Kaiser Permanente, Ser. B	A3	3.90	7/01/14	500	482,935
Capistrano Uni. Sch. Dist., Cmnty. Facs. Dist. No. 87-1 Spl. Ref., A.M.B.A.C.	Aaa	5.00	9/01/15	600	642,282
Chico Redev. Agcy. Tax Alloc., Chico Amended & Merged Redev., A.M.B.A.C.	Aaa	5.00	4/01/30	445	457,861
Colton Jt. Uni. Sch. Dist., G.O., F.G.I.C.	Aaa	5.25	2/01/21	830	889,602
Corona-Norco Uni. Sch. Dist. Spec. Tax, Cmnty. Facs. Dist. No. 98-1, M.B.I.A.	Aaa	5.00	9/01/22	1,060	1,097,047
Golden St. Tobacco Secur. Corp.,
Tobacco Settlement
Rev., C.A.B.S., Asset Bkd., Ser. A, A.M.B.A.C.	Aaa	Zero	6/01/23	1,000	821,290
Enhanced Asset Bkd., Ser. B(c)	Aaa	5.50	6/01/13	1,500	1,648,005
Enhanced Asset Bkd., Ser. 2003-A-1	Baa3	6.75	6/01/39	750	838,448
La Mesa-Spring Valley Sch. Dist., G.O., Election of 2002, Ser. B, C.A.B.S., F.G.I.C.	Aaa	Zero	8/01/23	2,000	867,860
Loma Linda Hosp. Rev., Loma Linda Univ. Med. Ctr., Ser. A	Baa1	5.00	12/01/20	750	759,735

Long Beach Bd. Fin. Auth. Lease Rev. Ref., Rainbow Harbor Refing Proj., Ser. A, A.M.B.A.C.	Aaa	5.00		5/01/24	1,250		1,310,650
Long Beach Redev. Agcy., Dist. No. 3, Spec. Tax Rev. Pine Ave. (cost $2,950,530; purchased 10/18/93)(d)(e)	NR	6.375		9/01/23	3,000		3,131,850
Los Angeles Cnty., Correctional Facs. Proj., C.O.P., M.B.I.A., E.T.M., C.A.B.S. (c)	Aaa	Zero		9/01/10	3,770		3,199,260
Los Angeles Unified Sch. Dist. C.O.P., Admin. Bldg. Proj., Ser. B, A.M.B.A.C.	Aaa	5.00		10/01/31	1,500		1,526,580
Madera Pub. Fing. Auth. Wtr. & Wastewater Rev., M.B.I.A.	Aaa	5.00		3/01/36	500		515,935
Metro. Wtr. Dist. of Southern California Waterworks
Rev., Linked, S.A.V.R.S. & R.I.B.S.	Aa2	5.75		8/10/18	1,000		1,134,360
Unrfd. Balance, Ser. A	Aa2	5.75		7/01/21	2,240		2,565,360
Orange Cnty. Loc. Trans. Auth.,
Sales Tax Rev., Linked, T.C.R.S. , A.M.B.A.C.	Aaa	6.20		2/14/11	5,000		5,504,999
Spec. Tax Rev., R.I.B.S. (cost $713,528; purchased 2/17/98)(d)(e)	Aa2	9.074	(b)	2/14/11	750		901,500
Puerto Rico Comnwlth. Pub. Impvt., Ser. 642A, G.O., M.B.I.A., R.IT.E.S. (cost $1,577,080; purchased 3/29/00)(d)(e)	NR	7.25397	(b)	7/01/10	1,000		1,150,060
Redding Elec. Sys. C.O.P., Linked, R.I.B.S,
M.B.I.A., E.T.M. (cost $1,884,746; purchased 1/09/95)(d)(e)	Aaa	8.994	(b)	7/01/22	1,750		2,335,550
S.A.V.R.S., R.I.B.S., M.B.I.A., E.T.M.	Aaa	6.368	(b)	7/01/22	50		58,365
Sacramento City Fin. Auth. Rev., Cap. Impv., Ser. A, A.M.B.A.C.	Aaa	5.00		12/01/26	2,000		2,070,380
Sacramento Mun. Utility Dist. Elec. Rev., Ser. N, M.B.I.A.	Aaa	5.00		8/15/28	2,500		2,557,325
San Diego Redev., Agcy. Tax Alloc., North Bay Redev.	Baa1	5.875		9/01/29	1,000		1,046,670
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, G.O., M.B.I.A.	Aaa	6.00		7/01/19	1,000		1,170,910
San Francisco City & Cnty., Redev. Agcy. Lease Rev., George R. Moscone, C.A.B.S.	A1	Zero		7/01/09	2,000		1,766,880
Santa Margarita/Dana Point Auth. Rev.,
Impvt. Dists. 1-2-2A & 8, Ser. A, M.B.I.A.	Aaa	7.25		8/01/13	1,990		2,400,676
Impvt. Dists. 3, Ser. B, M.B.I.A.	Aaa	7.25		8/01/09	1,400		1,548,106
Impvt. Dists. 3-3A-4 & 4A2, Ser. B, M.B.I.A.	Aaa	7.25		8/01/12	3,000		3,553,860
Impvt. Dists. 3-3A-4 & 4A, Ser. B, M.B.I.A.	Aaa	7.25		8/01/14	1,000		1,222,420
Santa Maria Joint Union H.S. Dist., Election of 2004, C.A.B.S., G.O., F.G.I.C.	Aaa	Zero		8/01/29	1,250		397,875
So. California Pub. Pwr. Auth.,
Palo Verde Proj., Ser. C, A.M.B.A.C.,
C.A.B.S., E.T.M.(c)	Aaa	Zero		7/01/16	7,925		5,079,686
PNC GIC Proj. Rev.	A2	6.75		7/01/10	2,265	(g)	2,491,138
PNC GIC Proj. Rev.	A2	6.75		7/01/11	1,195		1,338,352
PNC GIC Proj. Rev.	A2	6.75		7/01/13	1,000		1,151,490
Tob. Securization Auth. Northern Calif. Tob. Settlement Rev., Asset-Bkd. BDS, Ser. A-1	Baa3	5.50		6/01/45	500		505,300
Torrance Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	A1	6.00		6/01/22	2,000		2,163,860
Univ. California Bd. of Regents Hosp. Rev., UCLA Med. Ctr., Ser. A, A.M.B.A.C.	Aaa	5.25		5/15/30	2,000		2,095,980
Univ. California Bd. of Regents Rev., Multi. Purpose Proj., Ser. O, F.G.I.C.	Aaa	5.125		9/01/31	2,500		2,579,375

Val Verde Uni. Sch. Dist., C.O.P., Ref. & Sch. Constr. Proj., Ser. B, F.G.I.C.	Aaa	5.00	1/01/35	500	511,185
Victor Elementary Sch. Dist., Ser. A, G.O., F.G.I.C. (c)	Aaa	5.375	8/01/12	1,290	1,404,165

Total long-term investments (cost $82,822,113)					88,730,332

SHORT-TERM INVESTMENT 0.3%
Municipal Bond

California Hsg. Fin. Agy. Var. Amt. Home Mtg., Rev., Ser.- U, A.M.T, F.S.A., F.R.D.D.(f)	VMIG1	3.57	6/01/06	300	300,000

Total Investments 99.5% (cost $83,122,113)(i)					89,030,332

Other assets in excess of liabilities (h) 0.5%					470,139

Net Assets 100%					$89,500,471

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C. – American Municipal Bond Assurance Corporation

A.M.T. – Alternative Minimum Tax

C.A.B.S. – Capital Appreciation Bonds

C.O.P. – Certificates of Participation

E.T.M. – Escrowed to Maturity

F.G.I.C. – Financial Guaranty Insurance Company

F.R.D.D. – Floating Rate (Daily) Demand Note (f).

F.S.A. – Financial Security Assurance

G.O. – General Obligation

M.B.I.A. – Municipal Bond Insurance Corporation

R.I.B.S. – Residual Interest Bearing Securities

R.I.T.E.S. – Residual Interest Tax Exempt Securities Receipts

S.A.V.R.S. – Select Auction Variable Rate Securities

T.C.R.S. – Transferable Custodial Receipts

NR – Not Rated by Moody’s or Standard & Poor’s

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

(b)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at May 31, 2006.
(c)	Pre-refunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(d)	Indicates a restricted security. The aggregate cost of such securities is $7,125,884. The aggregate value is $7,518,960 and represents 8.4% of net assets.
(e)	Indicates a security that has been deemed illiquid.
(f)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes are considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. The rate in effect is the rate at May 31, 2006.
(g)	Partial principal amount pledged as collateral for financial futures contracts.

(h)	Other assets in excess of liabilities include net unrealized appreciation on financial futures contracts as follows:

Open financial futures contracts outstanding as of May 31, 2006:

Number of Contracts	Type	Expiration Date	Value at May 31, 2006	Value at Trade Date	Net Unrealized Appreciation
	Short Positions:
40	U.S. Treasury 5 Yr. Note	Sep. 06	$4,144,375	$4,160,876	$16,501
42	U.S. Treasury 10 Yr. Note	Sep. 06	4,406,719	4,421,192	14,473

					$30,974

(i)	The United States federal income tax basis on the Series’ investments and the net unrealized appreciation as of May 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$83,039,281	$6,117,468	$(126,417)	$5,991,051

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accreting market discount for book and tax purposes.

Dryden California Municipal Fund/California Income Series

Schedule of Investments

as of May 31, 2006 (Unaudited)

Description (a)	Moody’s Rating		Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 99.3%
Municipal Bonds

Abag Fin. Auth. For Nonprofit Corp. Rev., San Diego Hosp. Assoc., Ser. C	Baa1		5.375%	3/01/21	$1,665	$1,728,070
Bay Area Toll Auth. Toll Brdg. Rev., San Francisco Bay Area, Ser. F	Aa3		5.00	4/01/31	1,250	1,291,113
Brea Redev. Agcy., Rfdg., Tax Alloc., Ser. A, A.M.B.A.C.	Aaa		5.50	8/01/19	3,350	3,630,462
California County Tobacco Securitization Agcy. Rev. Conv., Zero Coupon (until 12/1/10), C.A.B.S.	Baa3		Zero	6/01/21	1,000	799,770
California Edl. Facs. Auth. Rev., Rfdg., Stanford Univ., Ser. R	Aaa		5.00	11/01/21	3,700	3,857,842
California Hlth. Facs. Fin. Auth., Rev., Ref.
Catholic Healthcare West, Ser. G.	A3		5.00	7/01/09	750	774,165
Cedars Sinai Med. Ctr.	A3		5.00	11/15/21	1,000	1,026,740
Cedars Sinai Med. Ctr.	A3		5.00	11/15/27	1,500	1,519,140
California Infrastructure & Econ. Dev. Bk. Rev., Scripps Research Inst., Ser. A	Aa3		5.75	7/01/30	1,500	1,557,780
California Poll. Ctrl. Fin. Auth. Sld. Wste. Disp. Rev., Wste. Mgmt., Inc. Proj., Ser. B, A.M.T.	BBB	(c)	5.00	7/01/27	500	500,400
California Rural Home Mtge. Fin. Auth., Sngl. Fam. Mtge. Rev., Mtge. Bkd. Secs., Ser. D, F.N.M.A., G.N.M.A., A.M.T.	AAA	(c)	6.00	12/01/31	170	173,128
California St.
G.O. Prerefunded(e)	A1		5.50	4/01/14	340	376,638
G.O. Unrefunded	A1		5.50	4/01/30	2,660	2,877,561
Various Purp. G.O.	A1		5.00	3/01/27	1,000	1,029,490
G.O., A.M.B.A.C.	Aaa		5.50	3/01/16	2,000	2,149,700
G.O., M.B.I.A.	Aaa		5.25	2/01/27	2,500	2,627,075
California St. Dept. Wtr. Res. Pwr. Rev., Ser. A	A2		5.00	5/01/17	3,320	3,444,965
California St. Pub. Wks Brd. Lease Rev. Ref.,
Dept. Corrections & Rehab.	A2		5.00	1/01/21	2,000	2,066,060
Dept. General Service, Ser. J	A2		5.25	6/01/28	500	518,815
Dept. Mental Hlth. Coalinga, Ser. A	A2		5.50	6/01/18	4,000	4,341,760
Various Univ. California Projs., Ser. D	Aa2		5.00	5/01/20	1,000	1,044,570
California St. Univ. Rev. & Coll., Systemwide, Ser. A, A.M.B.A.C.	Aaa		5.50	11/01/16	1,350	1,475,132
California Statewide Cmntys. Dev. Auth.
Ref. Chf. Irvine LLC U.C.I. East	Baa3		5.00	5/15/32	1,500	1,528,245
Rev., Kaiser Permanente, Ser. B	A3		3.90	7/01/14	1,000	965,870
California Statewide Cmntys. Dev. Auth. Spl. Tax No. 97-1, A.M.T.	NR		Zero	9/01/22	4,440	1,709,666
Capistrano Uni. Sch. Dist. Cmnty. Facs. Dist. No. 87-1 Spl. Ref., A.M.B.A.C.	Aaa		5.00	9/01/15	1,000	1,070,470
Central California Joint Pwrs., Hlth. Fin. Auth., Cmnty. Hosps., C.O.P.	Baa2		6.00	2/01/30	2,000	2,073,940
Chico Redev. Agcy. Tax Alloc., Chico Amended & Merged Redev., A.M.B.A.C.	Aaa		5.00	4/01/30	1,000	1,028,900

Chula Vista Redev. Agcy. Rev., Rfdg. Tax Alloc. Sub. BayFront, Ser. C	NR	8.25	5/01/24	1,500	1,524,585
Chula Vista Ind. Dev. Rev., San Diego, A.M.T.	A1	5.00	12/01/27	1,000	1,007,920
Colton Joint Unified. School Dist. G.O., F.G.I.C.	Aaa	5.25	2/01/21	1,000	1,071,810
Coronado Cmnty. Dev. Agcy. Tax Alloc., Dev. Proj., A.M.B.A.C.	Aaa	5.00	9/01/24	2,000	2,076,380
Davis Pub. Facs. Fin. Auth. Loc. Agy. Rev., Mace Ranch Avra, Ser. A	NR	6.60	9/01/25	1,325	1,385,659
El Dorado Cnty., Spec. Tax,
Cmnty. Facs., Dist. No. 92-1	NR	6.125	9/01/16	1,000	1,048,690
Cmnty. Facs., Dist. No. 92-1	NR	6.25	9/01/29	475	494,869
Emeryville Pub. Fin. Auth. Rev., Emeryville Redev. Proj., Ser. A, M.B.I.A.	Aaa	5.25	9/01/20	1,635	1,755,712
Folsom Spec.Tax,
Cmnty. Facs., Dist. No. 10, Empire Ranch	NR	6.875	9/01/19	2,000	2,156,960
Cmnty. Facs., Dist. No. 7, Broadstone	NR	6.00	9/01/24	2,500	2,623,425
Foothill/Eastern Trans. Corr. Agcy. Rev., Toll Rd., Conv.,
Zero Coupon (until 7/15/09), C.A.B.S.	Baa3	Zero	1/15/28	2,890	2,518,548
Sr. Lien, Ser. A(e)	Aaa	7.15	1/01/10	4,750	5,385,217
Glendale Redev. Agcy. Tax Alloc., Central Glendale Redev. Proj., M.B.I.A.	Aaa	5.25	12/01/19	3,275	3,484,240
Golden St. Tobacco Securitization. Rev.,
Asset-Bkd. Ser. A, Zero Coupon (until 6/1/10) C.A.B.S., A.M.B.A.C.	Aaa	Zero	6/01/23	2,000	1,642,580
Asset-Bkd., Ser. 2003-A-1	Baa3	6.75	6/01/39	1,950	2,179,964
Asset-Bkd., Ser. B(e)	Aaa	5.50	6/01/13	3,000	3,296,010
Golden West Sch. Fin. Auth., Rev., Rfdg. Ser. A., C.A.B.S. M.B.I.A.	Aaa	Zero	2/01/19	2,110	1,164,235
La Quinta Redev. Agcy. Tax Alloc., M.B.I.A.
Rfdg. Proj. Area No. 1	Aaa	7.30	9/01/10	1,000	1,138,360
Rfdg. Proj. Area No. 1	Aaa	7.30	9/01/11	1,000	1,165,340
Lincoln Impvt. Bond Act of 1915, Pub. Rev., Fin. Auth., Twelve Bridges	NR	6.20	9/02/25	2,550	2,680,382
Loma Linda Hospital Rev. Loma Linda Univ. Med. Center, Ser. A	Baa1	5.00	12/01/20	1,250	1,266,225
Long Beach Bd. Fin. Auth. Lease Rev. Ref. Rainbow Harbor Refining Proj., Ser. A, A.M.B.A.C.	Aaa	5.00	5/01/24	2,265	2,374,898
Long Beach Hbr. Rev., Rfdg., Ser. A, A.M.T., F.G.I.C.	Aaa	6.00	5/15/19	3,000	3,431,730
Lynwood Pub. Fin. Auth. Rev., Wtr. Sys. Impvt. Proj.	NR	6.50	6/01/21	1,500	1,544,655
Madera Pub. Fin. Auth. Wtr. & Wastewater Rev., M.B.I.A.	Aaa	5.00	3/01/36	1,500	1,547,805
Metro. Wtr. Dist. of Southern California, Waterworks Rev., Linked S.A.V.R.S. & R.I.B.S.	Aa2	5.75	8/10/18	1,000	1,134,360
Norco Spec. Tax Cmnty. Facs., Dist. No. 97-1(e)	NR	7.10	10/01/10	1,320	1,514,291
Ontario Special Assessment Impvt. Bond Act of 1915, Assmt. Dist. 100C, Cmnty. Ctr. III	NR	8.00	9/02/11	535	555,218
Orange Cnty. Cmnty. Facs. Dist., Spec.Tax Rev., No. 01-1, Ladera Ranch, Ser. A(e)	NR	6.00	8/15/10	1,350	1,481,666

Orange Cnty. Loc. Trans. Auth., Sales Tax
Rev., Linked, S.A.V.R.S. & R.I.B.S., A.M.B.A.C., T.C.R.S.(f)	Aaa	6.20	2/14/11	4,000	4,404,000
Spec. Tax Rev., Linked, S.A.V.R.S. & R.I.B.S.(d)(g)	Aa2	9.074	2/14/11	750	901,500
Oxnard Special Tax, Cmnty. Facs. Dist., No. 3 Seabridge	NR	5.00	9/01/23	1,105	1,107,873
Perris Cmnty. Facs. Dist., Spec. Tax No. 01-2 Avalon, Ser. A	NR	6.25	9/01/23	2,000	2,160,840
Pico Rivera Wtr. Auth. Rev., Wtr. Sys. Proj., Ser. A, M.B.I.A.	Aaa	5.50	5/01/29	1,500	1,685,115
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj.,
A.M.B.A.C., C.A.B.S.	Aaa	Zero	8/01/26	1,375	512,916
Ser. B, F.S.A.	Aaa	5.80	8/01/34	2,700	3,006,126
Poway Cmnty., Facs., Dist. No. 88-1, Pkwy. Bus. Ctr.	NR	6.75	8/15/15	1,000	1,068,720
Puerto Rico Comnwlth. R.I.T.E.S., PA 642A, G.O., M.B.I.A.(d)(g)	NR	7.25397	7/01/10	1,000	1,150,060
Puerto Rico Comwlth. Hwy. & Trans. Auth. Rev., Ser. G, F.G.I.C.	Aaa	5.25	7/01/17	1,260	1,351,451
Redding Elec. Sys. Rev., C.O.P.,
E.T.M., Linked S.A.V.R.S. & R.I.B.S., M.B.I.A.(e)	Aaa	6.368	7/01/22	50	58,365
Reg R.I.B.S.,M.B.I.A.(d)(e)(g)	Aaa	8.994	7/01/22	1,850	2,469,010
Rio Vista Impvt. Bond Act of 1915, Assmt. Dist. No. 96-1, River View Pt.	NR	7.50	9/02/22	1,620	1,722,497
Riverside Cnty. Asset Leasing Corp., Leasehold Rev., Hosp. Proj., Ser. B, M.B.I.A.	Aaa	5.70	6/01/16	1,500	1,660,530
Riverside Uni. Sch. Dist Spec.Tax, Cmnty. Facs.,
Dist. No. 7, Victoria Ser. A	NR	6.90	9/01/20	1,320	1,442,826
Dist. No. 7, Victoria Ser. A	NR	7.00	9/01/30	1,000	1,112,600
Rocklin Uni. Sch. Dist., Ser. C, G.O., C.A.B.S., M.B.I.A.	Aaa	Zero	8/01/16	1,400	890,330
Roseville California Spec. Tax,
Highland Cmnty. Facs., Dist. No. 1(e)	NR	6.30	9/01/09	1,815	1,987,588
Woodcreek Cmnty. Facs., Dist. No. 1(e)	NR	6.375	9/01/10	1,000	1,107,680
Sacramento City Fin. Auth.,
Impvt. Bond Act of 1915, Willowcreek II, Assmt., Dist. No. 96-1	NR	6.70	9/02/22	2,420	2,508,838
Ser. B, C.A.B.S., M.B.I.A.	Aaa	Zero	11/01/17	5,695	3,385,791
Tax Alloc. Comb. Proj., Ser. B, M.B.I.A., C.A.B.S.	Aaa	Zero	11/01/16	5,700	3,583,020
San Diego Uni. Sch. Dist. Election 1998, Ser. C, G.O., F.S.A.	Aaa	5.00	7/01/19	1,000	1,062,400
San Diego Redev., Agcy., Tax Alloc., North Bay Redev.	Baa1	5.875	9/01/29	2,000	2,093,340
San Joaquin Hills Trans. Corridor Agcy., Toll Rd. Rev., Jr. Lien, C.A.B.S., E.T.M.(e)	Aaa	Zero	1/01/11	2,000	1,671,740
San Leandro Cmnty. Facs. Spec. Tax, Dist. No.1	NR	6.50	9/01/25	2,160	2,284,610
Santa Margarita, Dana Point Auth., Impv. Rev., Dists., 3, 3A, 4, 4A, Ser. B, M.B.I.A.	Aaa	7.25	8/01/14	1,000	1,222,420

Santa Margarita Wtr. Dist. Spec.Tax, Cmnty. Facs., Dist. No. 99-1, Talega	NR		6.25	9/01/29	1,990	2,130,355
Santa Maria Joint Union H.S. Dist., Election 2004, C.A.B.S., G.O., F.G.I.C.	Aaa		Zero	8/01/27	1,505	528,029
South Orange Cnty., Pub. Fin. Auth., Spl. Tax Sr. Lien, Ser A, M.B.I.A.	Aaa		7.00	9/01/10	2,535	2,860,266
Southern California Pub. Pwr. Auth. Rev.,
PNC GIC Pwr. Proj.	A2		6.75	7/01/10	3,000	3,299,520
Rfdg., Palo Verde Proj., Ser. C, A.M.B.A.C., E.T.M., C.A.B.S.(e)	Aaa		Zero	7/01/16	8,400	5,384,147
Sulphur Springs Uni. Sch. Dist., Ser. A, G.O., M.B.I.A., C.A.B.S.	Aaa		Zero	9/01/11	3,000	2,440,950
Tobacco Securization Auth. Northn. Calif. Rev.,
Asset-backed Tobacco Settlement, Ser. A	Baa3		5.50	6/01/45	1,500	1,515,900
Univ. California Bd. of Regents Research Facs., Rev., Ser. E, A.M.B.A.C.	Aaa		5.00	9/01/18	2,000	2,085,760
Val Verde Uni. Sch. Dist., C.O.P., Ref. & Sch.Constr. Proj., Ser. B, F.G.I.C.	Aaa		5.00	1/01/35	500	511,185
Vallejo, Touro Univ., C.O.P.	Ba2		7.375	6/01/29	2,500	2,669,800
Valley Hlth. Sys., California Hosp. Rev., Impvt. Proj., Ser. A	B+	(c)	6.50	5/15/25	1,000	1,001,410
Victor Elem. Sch. Dist., Ser. A, G.O., F.G.I.C.(e)	Aaa		5.375	8/01/12	1,635	1,779,698

Total long-term investments (cost $162,838,867)						175,658,407

SHORT-TERM INVESTMENT 0.3%

California St. Mun. Secs. Tr. Rcpts., SGA 135 G.O., A.M.B.A.C. – T.C.R.S., F.R.D.D. (cost $600,000)(b)	A-1+		3.55	6/01/06	600	600,000

Total Investments 99.6% (cost $163,438,867)(h)						176,258,407

Other assets in excess of liabilities (i) 0.4%						748,400

Net Assets 100%						$177,006,807

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C. – American Municipal Bond Assurance Corporation

A.M.T. – Alternative Minimum Tax

C.A.B.S. – Capital Appreciation Bonds

C.O.P. – Certificates of Participation

E.T.M. – Escrowed to Maturity

F.G.I.C. – Financial Guaranty Insurance Company

F.N.M.A. – Federal National Mortgage Association

F.R.D.D. – Floating Rate (Daily) Demand Note (b)

F.S.A. – Financial Security Assurance

G.N.M.A. – Government National Mortgage Association

G.O. – General Obligation

M.B.I.A. – Municipal Bond Insurance Corporation

R.I.B.S. – Residual Interest Bearing Securities

R.I.T.E.S. – Residual Interest Tax Exempt Securities

S.A.V.R.S. – Select Auction Variable Rate Securities

T.C.R.S. – Transferable Custodial Receipts

NR – Not Rated by Moody’s or Standard & Poor’s

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c)	Standard & Poor’s rating.
(d)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at May 31, 2006.
(e)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(f)	Security segregated as collateral for futures contracts.
(g)	Indicates a security that has been deemed illiquid.
(h)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of May 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$163,265,610	$13,199,301	$(206,504)	$12,992,797

The difference between book and tax basis is primarily attributable to the difference in the treatment of accreting market discount for book and tax purposes.

(i)	Other assets in excess of liabilities include net unrealized appreciation on financial futures contracts as follows:

Open future contracts outstanding at May 31, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2006	Unrealized Appreciation/ (Depreciation)
	Long Position:
2	U.S. Treasury 30 yr Notes	Sept. 2006	$214,953	$212,437	$(2,516)

	Short Positions:
39	U.S. Treasury 10 yr Notes	Sept. 2006	4,105,402	4,091,953	13,449
49	U.S. Treasury 5 yr Notes	Sept. 2006	5,097,355	5,076,859	20,496

					33,945

					$31,429

Notes to Schedule of Investments (Unaudited)

Securities Valuations: Dryden California Municipal Fund (the “Fund”), consists of two Series: California Municipal Series and California Income Series. The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at their last sales price as of the close of trading on an applicable exchange, or if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchanges.

Financial futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities, which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities include registration rights under which the Fund may demand registration by the issuers. Restricted securities, sometimes referred to as “private placements”, are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden California Municipal Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date July 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 25, 2006

*	Print the name and title of each signing officer under his or her signature.